Segment and Geographic Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended				12 Months Ended
	Jul. 31, 2013 Segment	Oct. 31, 2012 Segment	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 United States [Member]	Oct. 31, 2012 EMEA [Member] France [Member]	Oct. 31, 2011 EMEA [Member] France [Member]	Oct. 31, 2010 EMEA [Member] France [Member]	Oct. 31, 2012 EMEA [Member] Spain [Member]	Oct. 31, 2011 EMEA [Member] Spain [Member]	Oct. 31, 2010 EMEA [Member] Spain [Member]	Oct. 31, 2012 EMEA [Member] United Kingdom [Member]	Oct. 31, 2011 EMEA [Member] United Kingdom [Member]	Oct. 31, 2010 EMEA [Member] United Kingdom [Member]	Oct. 31, 2012 Largest customer [Member]	Oct. 31, 2011 Largest customer [Member]	Oct. 31, 2010 Largest customer [Member]
Segment Information [Line Items]
Number of segments	4	4
Percentage of net revenues from continuing operations						30.00%	29.00%	28.00%	16.00%	18.00%	19.00%	11.00%	8.00%	8.00%	3.00%	3.00%	3.00%
Identifiable assets	$ 2,192,527	$ 1,718,240	$ 1,764,223	$ 1,696,121	$ 547,000